ING LIFE INSURANCE AND ANNUITY COMPANY
        VARIABLE LIFE ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY



                        SUPPLEMENT DATED OCTOBER 1, 2002
                      TO THE PROSPECTUSES DATED MAY 1, 2002
              DESCRIBING AETNAVEST, AETNAVEST II AND AETNAVEST PLUS
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE



Please review this supplement carefully and keep it with your Prospectus for reference.


The name of ING Generation Portfolios, Inc. has been changed to ING Strategic Allocation Portfolios, Inc.


The individual Portfolio names have been changed as follows:

Old Name                                     New Name
--------                                     --------
ING VP Ascent Portfolio (Class R)            ING VP Strategic Allocation Growth Portfolio (Class R)
ING VP Crossroads Portfolio (Class R)        ING VP Strategic Allocation Balanced Portfolio (Class R)
ING VP Legacy Portfolio (Class R)            ING VP Strategic Allocation Income Portfolio (Class R)




















SUPP-02.11